Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

July 14, 2015

VIA EDGAR	Colleen Bathen Meyer
Securities and Exchange Commission	T +1 415 315 6366
100 F Street, N.E.	F +1 415 315 4819
Washington, DC 20549-1090	colleen.meyer@ropesgray.com

Re:                             Schroder Series Trust (File Nos. 033-65632 & 811-07840)

Ladies and Gentlemen:

On behalf of Schroder Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on June 29, 2015 under Rule 497(e) (Accession No. 0001104659-15-048490) to the Investor, Advisor and R6 Shares Prospectus dated March 1, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (415) 315-6366.

Regards,

/s/ COLLEEN B. MEYER
Colleen B. Meyer, Esq.

cc:                                Carin F. Muhlbaum, Esq.

Abby L. Ingber, Esq.

Reid B. Adams, Esq.

Timothy W. Diggins, Esq.